RULE 497 FILING
On behalf of Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund (the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0000950123-11-078891), on August 19, 2011,which is incorporated by reference into this Rule 497 filing.
16692811.1.BUSINESS